Leases - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property Available for Operating Lease [Member]
Schedule Of Operating Leases [Line Items]
Operating leases cost	$ 4,800.0
Operating leases accumulated depreciation	1,100.0
Operating leases carrying amount of the vessels	3,700.0
Minimum scheduled future revenues	4,300.0
Revenues receivable - 2016	873.3
Revenues receivable - 2017	908.4
Revenues receivable - 2018	706.0
Revenues receivable - 2019	576.4
Revenues receivable - 2020	489.0
Revenues receivable - Thereafter	767.6
Direct Financing Lease [Member]
Schedule Of Operating Leases [Line Items]
Minimum lease payments receivable	12.6	$ 21.2
Unearned income	3.6	$ 7.3
Estimated unguaranteed residual value	8.5
Lease payments receivable - 2016	8.8
Lease payments receivable - 2017	3.8
In-Chartered [Member]
Schedule Of Operating Leases [Line Items]
Minimum commitments owing by the Partnership - 2016	63.3
Minimum commitments under vessel operating leases - 2017	41.4
Minimum commitments under vessel operating leases - 2018	16.7
Minimum commitments under vessel operating leases - 2019	$ 4.1